CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012
Ordinary stock of NIS, par value (in dollars per share)	$ 0.1	$ 0.1
Ordinary stock of NIS, shares authorized	50,000,000	50,000,000
Ordinary stock of NIS, shares issued	36,748,312	36,626,728
Ordinary stock of NIS, shares outstanding	36,748,312	36,626,728